THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                       SECURITY DESCRIPTION                     VALUE
---------------    -------------------------------------------------  -------------
CONVERTIBLE BONDS (3.1%)
MEXICO (1.2%)
$       1,500,000  Banamex S.A., (144A), 11.00% due 07/15/03........  $   1,601,250
                                                                      -------------

THAILAND (1.9%)
        1,000,000  Robinson Department Store Public Company Ltd.,
                     3.25% due 07/27/00.............................        930,000
        1,291,000  Sahaviriya Steel Industries Public Company Ltd.,
                     (144A), 3.50% due 07/26/05.....................        542,220
        1,000,000  Total Access Communication Public Company Ltd.,
                     2.00% due 05/31/06.............................      1,040,000
                                                                      -------------
                                                                          2,512,220
                                                                      -------------
                       TOTAL CONVERTIBLE BONDS (COST $4,445,540)....      4,113,470
                                                                      -------------

CORPORATE OBLIGATIONS (22.1%)
ARGENTINA (1.5%)
ARS    2,000,000   CEI Citicorp Holdings S.A., (144A), 11.25% due
                     02/14/07.......................................      2,040,000
                                                                      -------------

BRAZIL (3.9%)
$       2,000,000  Abril S.A., 12.00% due 10/25/03..................      2,215,000
        1,000,000  Safra Leasing S.A., (144A), 8.125% due
                     06/16/05.......................................        990,000
        2,000,000  Voto-Votorantim Overseas Trading, (144A), 8.50%
                     due 06/27/05...................................      1,990,000
                                                                      -------------
                                                                          5,195,000
                                                                      -------------

CHINA (0.4%)
          500,000  Zhuhai Highway Company Ltd. Series B, (144A),
                     11.50% due 07/01/08............................        578,660
                                                                      -------------

COLOMBIA (1.2%)
        1,500,000  Termoemcali Funding Corp., (144A), 10.125% due
                     12/15/14.......................................      1,627,305
                                                                      -------------

INDONESIA (4.8%)
        1,000,000  Indah Kiat Finance Co. Mauritius, (144A), 10.00%
                     due 07/01/07...................................        996,250
        2,000,000  Indah Kiat International Finance Co. Global Bonds
                     Series B, 11.875% due 06/15/02.................      2,200,000
        1,000,000  Matahari International Finance Co. BV, 11.25% due
                     03/15/01.......................................      1,072,500
IDR 5,000,000,000  PT Polysindo Eka Perkasa, 19.00% due 04/26/99....      2,111,865
                                                                      -------------
                                                                          6,380,615
                                                                      -------------

MEXICO (6.1%)
$       1,000,000  Altos Hornos de Mexico S.A., (144A), 11.375% due
                     04/30/02.......................................      1,062,500
        4,500,000  Copamex Industrias S.A., (144A), 11.375% due
                     04/30/04.......................................      4,860,000
        1,500,000  Grupo Televisa S.A. de CV Senior Notes, 11.875%
                     due 05/15/06...................................      1,689,375
          500,000  TFM S.A. de CV, (144A), 10.25% due 06/15/07......        508,125
                                                                      -------------
                                                                          8,120,000
                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                       SECURITY DESCRIPTION                     VALUE
---------------    -------------------------------------------------  -------------
PHILLIPINES (1.6%)
$       2,000,000  CE Casecnan Water & Energy Inc. Senior Notes
                     Series A, 11.45% due 11/15/05..................  $   2,194,800
                                                                      -------------

THAILAND (0.7%)
        1,000,000  Thai Farmers Bank Public Company Ltd., (144A),
                     8.25% due 08/21/16.............................        947,240
                                                                      -------------

VENEZUELA (1.9%)
        2,500,000  CANTV Finance Ltd., 9.25% due 02/01/04...........      2,540,625
                                                                      -------------
                       TOTAL CORPORATE OBLIGATIONS (COST
                         $28,764,878)...............................     29,624,245
                                                                      -------------

GOVERNMENT OBLIGATIONS (3.0%)
ARGENTINA (1.5%)
ARS    2,000,000   City of Buenos Aires, (144A), 10.50% due
                     05/28/04.......................................      2,045,000
                                                                      -------------

RUSSIA (1.5%)
$       2,000,000  City of Moscow, (144A), 9.50% due 05/31/00.......      2,012,000
                                                                      -------------
                       TOTAL GOVERNMENT OBLIGATIONS (COST
                         $4,028,962)................................      4,057,000
                                                                      -------------

SOVEREIGN BONDS (60.5%)
ALGERIA (1.3%)
        2,000,000  Algerian Repro Loan Agreement Tranche A/1, 6.909%
                     due 09/04/06{*}................................      1,745,000
                                                                      -------------

ARGENTINA (14.3%)
        4,000,000  Republic of Argentina Bonos del Tesoro, Series
                     BT02, 8.75% due 05/09/02.......................      4,000,000
        4,000,000  Republic of Argentina Discount Bonds, 6.875% due
                     03/31/23{*}....................................      3,460,000
       10,912,500  Republic of Argentina FRB Series L, 6.75% due
                     03/31/05{*}....................................     10,257,750
ARS    1,298,916   Republic of Argentina Pensioner BOCON Previs 1,
                     3.242% due 04/01/01{*}.........................      1,188,892
$         311,637  Republic of Argentina Pensioner BOCON Previs 2,
                     5.695% due 04/01/01{*}.........................        303,259
                                                                      -------------
                                                                         19,209,901
                                                                      -------------

BRAZIL (13.8%)
        5,125,000  Republic of Brazil Bearer DCB, 6.938% due
                     04/15/12{*}....................................      4,234,531
        4,000,000  Republic of Brazil Exit Bonds, 6.00% due
                     09/15/13.......................................      3,070,000
        1,305,000  Republic of Brazil IDU Series A, 6.50% due
                     01/01/01{*}....................................      1,287,382
          970,430  Republic of Brazil MYDFA Trust Certificates
                     Series REGS, 6.563% due 09/15/07{*}............        883,693
        5,000,000  Republic of Brazil NMB-1994, 6.938% due
                     04/15/09{*}....................................      4,387,500
        5,827,380  Republic of Brazil, C Bonds, 8.00% due
                     04/15/14.......................................      4,680,144
                                                                      -------------
                                                                         18,543,250
                                                                      -------------

CROATIA (2.2%)
        3,000,000  Republic of Croatia, 6.50% due 07/30/10{*}.......      2,910,000
                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                       SECURITY DESCRIPTION                     VALUE
---------------    -------------------------------------------------  -------------
ECUADOR (4.4%)
$       4,000,000  Republic of Ecuador FRN, (144A), 10.813% due
                     04/25/04{*}....................................  $   4,205,000
        2,690,775  Republic of Ecuador Global Bearer PDI Bonds,
                     6.438% due 02/27/15{*}.........................      1,728,823
                                                                      -------------
                                                                          5,933,823
                                                                      -------------

GREECE (0.7%)
GRD 245,000,000    Hellenic Republic, 13.50% due 12/27/02{*}........        939,939
                                                                      -------------

KAZAKHSTAN (0.8%)
$       1,000,000  Republic of Kazakhstan Series REGS, 9.25% due
                     12/20/99.......................................      1,012,500
                                                                      -------------

MEXICO (9.0%)
           50,000  United Mexican States Discount Bonds Series A
                     (including 76,900 value recovery rights
                     expiring 6/30/03), 6.867% due 12/31/19{*}......         46,500
        6,000,000  United Mexican States Discount Bonds Series D
                     (including 9,228,000 value recovery rights
                     expiring 6/30/03), 6.813% due 12/31/19{*}......      5,580,000
        2,000,000  United Mexican States FRN Series REGS, 7.875% due
                     08/06/01{*}....................................      2,002,000
        3,000,000  United Mexican States Global Bonds, 11.375% due
                     09/15/16.......................................      3,371,400
        1,000,000  United Mexican States Global Bonds, 11.50% due
                     05/15/26.......................................      1,141,200
                                                                      -------------
                                                                         12,141,100
                                                                      -------------

MOROCCO (1.4%)
        2,000,000  Kingdom of Morocco Restructuring & Consolidating
                     Agreement, 6.813% due 01/01/09{*}..............      1,821,260
                                                                      -------------

PANAMA (4.9%)
          961,547  Republic of Panama Bearer Bonds, 7.031% due
                     05/14/02{*}....................................        950,729
        5,000,000  Republic of Panama IRB, 3.50% due 07/17/14{*}....      3,850,000
        2,028,120  Republic of Panama PDI, 6.563% due 07/17/16{*}...      1,784,746
                                                                      -------------
                                                                          6,585,475
                                                                      -------------

PERU (3.4%)
        7,000,000  Republic of Peru PDI, 4.00% due 03/07/17{*}......      4,541,600
                                                                      -------------

RUSSIA (0.7%)
        1,000,000  Ministry of Finance Russia, (144A), 10.00% due
                     06/26/07.......................................        996,200
                                                                      -------------

VENEZUELA (3.6%)
        5,238,095  Republic of Venezuela FLIRB Series B, 6.75% due
                     03/31/07{*}....................................      4,865,142
                                                                      -------------
                       TOTAL SOVEREIGN BONDS (COST $78,343,198).....     81,245,190
                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                       SECURITY DESCRIPTION                     VALUE
---------------    -------------------------------------------------  -------------
SHORT-TERM INVESTMENTS (8.7%)
EURO DOLLAR TIME DEPOSITS (2.0%)
$       2,732,000  State Street Bank, Euro Dollar 5.25% due
                     7/01/97........................................  $   2,732,000
                                                                      -------------

POLAND (2.1%)
        3,007,563  ING Bank Warsaw PLN Pass Thru Note, 21.50% due
                     07/22/97.......................................      2,858,571
                                                                      -------------

RUSSIA (4.6%)
        2,000,000  Russian Federation GKO Series EM 136 Structured
                     Note, due 10/27/97.............................      1,922,039
        2,500,000  Russian Federation GKO Series EM 183 USD Hedged
                     Structured Note, due 5/11/98...................      2,245,656
        2,000,000  Russian Federation GKO USD Hedged Structured
                     Note, due 11/03/97.............................      1,927,724
                                                                      -------------
                                                                          6,095,419
                                                                      -------------
                       TOTAL SHORT-TERM INVESTMENTS (COST
                         $11,836,859)...............................     11,685,990
                                                                      -------------
                   TOTAL INVESTMENTS (COST $127,419,437) (97.4%)....    130,725,895
                   OTHER ASSETS IN EXCESS OF LIABILITIES (2.6%).....      3,521,925
                                                                      -------------
                   NET ASSETS (100.0%)..............................  $ 134,247,820
                                                                      -------------
                                                                      -------------

------------------------------

Note: The cost of securities for Federal Income Tax purposes at June 30, 1997, was $127,580,461; the aggregate gross unrealized appreciation and depreciation was $3,784,149 and $638,715, respectively, resulting in net unrealized appreciation of $3,145,434.
{*} Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.
144A -- Securities restricted for resale to Qualified Institutional Buyers. ARS -- Argentine Peso.
BOCON -- Argentine pension consolidation bonds.
C -- Capitalization.
DCB -- Debt Conversion Bonds.
FLIRB -- Front Loaded Interest Reduction Bonds.
FRB -- Floating Rate Bond.
FRN -- Floating Rate Note.
GRD -- Greek Drachma.
GKO -- Russian Treasury Bills.
IDR -- Indonesian Rupiah.
IDU -- Interest Due and Unpaid.
IRB -- Interest Reduction Bonds.
MYDFA -- Multi-Year Refinancing Agreement.
NMB -- New Money Bonds.
PDI -- Past Due Interest.
PLN -- Poland.
USD -- United States Dollar.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $127,419,437 )          $130,725,895
Foreign Currency at Value (Cost $97,224 )                97,185
Cash                                                        645
Receivable for Investments Sold                       8,523,077
Interest Receivable                                   2,343,036
Unrealized Appreciation of Open Swap Contracts          372,662
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                     86,156
Deferred Organization Expenses                           15,180
Prepaid Expenses and Other Assets                        19,865
                                                   ------------
    Total Assets                                    142,183,701
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     7,754,842
Advisory Fee Payable                                     75,776
Custody Fee Payable                                      65,327
Organization Expenses Payable                            14,200
Administrative Services Fee Payable                       3,361
Accrued Trustees' Fees and Expenses                         659
Administration Fee Payable                                  290
Fund Services Fee Payable                                   114
Accrued Expenses                                         21,312
                                                   ------------
    Total Liabilities                                 7,935,881
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $134,247,820
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD FROM MARCH 7, 1997 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $3,763,252

EXPENSES
Advisory Fee                                       $  271,243
Custodian Fees and Expenses                            65,327
Professional Fees and Expenses                         18,660
Administrative Services Fee                            11,875
Printing Expenses                                       2,468
Amortization of Organization Expense                    1,020
Administration Fee                                        941
Fund Services Fee                                         935
Trustees' Fees and Expenses                               792
Registration Fees                                         235
Insurance Expense                                         169
Miscellaneous                                             231
                                                   ----------
    Total Expenses                                                 373,896
                                                                ----------
NET INVESTMENT INCOME                                            3,389,356

NET REALIZED GAIN (LOSS) ON
  Investment Transactions (including $34,267 net
    realized gain from swap contracts)                258,885
  Foreign Currency Transactions                       (30,474)
                                                   ----------
    Net Realized Gain                                              228,411

NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments (including $372,662 net unrealized
    appreciation from swap contracts)               3,379,745
  Foreign Currency Contracts and Translations          86,117
                                                   ----------
    Net Change in Unrealized Appreciation                        3,465,862
                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $7,083,629
                                                                ----------
                                                                ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                         FROM
                                                    MARCH 7, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                    JUNE 30, 1997
                                                     (UNAUDITED)
                                                   ----------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $     3,389,356
Net Realized Gain on Investment and Foreign
  Currency Transactions                                    228,411
Net Change in Unrealized Appreciation of
  Investments and Foreign Currency Contracts and
  Translations                                           3,465,862
                                                   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         7,083,629
                                                   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          141,176,307
Withdrawals                                            (14,012,116)
                                                   ----------------
    Net Increase from Investors' Transactions          127,164,191
                                                   ----------------
    Total Increase in Net Assets                       134,247,820

NET ASSETS
Beginning of Period                                             --
                                                   ----------------
End of Period                                      $   134,247,820
                                                   ----------------
                                                   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                         FROM
                                                    MARCH 7, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                    JUNE 30, 1997
                                                     (UNAUDITED)
                                                   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.96%(a)
  Net Investment Income                                       8.75%(a)
Portfolio Turnover                                             118%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Emerging Markets Debt Portfolio (the "Portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on March 7, 1997 and received a contribution of certain assets and liabilities, including securities, with a value of $113,127,989 on that date from the JPM Emerging Markets Debt Fund, Ltd. in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is high total return from a portfolio of fixed income securities of emerging markets issuers. The Declaration of the Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in emerging markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based on the most recent sale price, or, in the absence of recorded sales, at the closing bid price. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market values of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------
      exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees, and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At June 30, 1997, the Portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                   U.S. DOLLAR   NET UNREALIZED
                                                                    VALUE AT     APPRECIATION/
                                                   COST/PROCEEDS     6/30/97     (DEPRECIATION)
                                                   -------------   -----------   --------------
PURCHASE CONTRACTS
-------------------------------------------------
Egyptian Pound 6,827,760, expiring 7/7/97........  $  2,000,000    $ 2,012,937   $      12,937
El Salvador Colon 17,793,160, expiring
 10/22/97........................................     2,000,000      2,007,634           7,634
El Salvador Colon 17,781,800, expiring 12/3/97...     2,000,000      1,998,820          (1,180)
Mexican Peso 18,297,000, expiring 6/26/98........     2,000,000      2,011,322          11,322
South African Rand 4,594,000, expiring 9/11/97...     1,000,000        994,085          (5,915)

SALES CONTRACTS
-------------------------------------------------
German Mark 1,600,000, expiring 7/11/97..........       965,309        919,183          46,126
German Mark 2,321,460, expiring 7/22/97..........     1,350,000      1,334,768          15,232
                                                                                 --------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                                $      86,156
                                                                                 --------------
                                                                                 --------------

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

    e)The Portfolio may engage in swap transactions, specifically interest rate, currency, index and total return swaps. The Portfolio will use these transactions to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. An interest rate swap is an agreement between two parties to exchange interest payments on a specified amount (the "notional amount") for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Risks associated with swap transactions include the ability of counterparties to meet the terms of their contracts, and the amount of the Portfolio's potential loss on any swap transaction is not subject to any fixed limit.

      The unrealized appreciation or depreciation on open swap contracts represents the difference between the payments for which the counterparties are liable to the Portfolio and the payments the Portfolio has contracted to pay to the counterparties. These payment streams will fluctuate with changes in interest rates, in currency exchange rates or in the values of underlying securities in the case of total return swaps. Realized gains and losses are recognized when the swap transactions are terminated. At June 30, 1997, the Portfolio had open swap contracts as follows:

      SUMMARY OF OPEN SWAP CONTRACTS

                                                                     NET UNREALIZED
                                                     CONTRACTED       APPRECIATION
                                                       AMOUNT        (DEPRECIATION)
                                                   ---------------   --------------
Morocco Tranche A Loans Total Return Swap,
 expires 11/12/97................................  $     1,000,000   $     171,880
Morocco Tranche A Loans Total Return Swap,
 expires 11/12/97................................        1,000,000         201,255
Texmaco Indonesian Rupiah (IDR) Total Return
 Swap, expires 2/23/98...........................  IDR 1,345,317,017          (473)
                                                                     --------------
Net Unrealized Appreciation on Open Swap
 Contracts.......................................                    $     372,662
                                                                     --------------
                                                                     --------------

    f)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    g)The Portfolio incurred organization expenses in the amount of $16,200. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

    h)Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.70% of the Portfolio's average daily net assets. For the period from March 7, 1997 (commencement of operations) to June 30, 1997, such fees amounted to $271,243.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, the Portfolio and the other portfolios in which The JPM Pierpont Funds and The JPM Institutional Funds invest (the "Master Portfolios"), JPM Series Trust, JPM Series Trust II and certain other investment companies subject to similar agreements with FDI. For the period from March 7, 1997 (commencement of operations) to June 30, 1997, the fee for these services amounted to $941.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate average daily net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services and JPM Series Trust. For the period from March 7, 1997 (commencement of operations) to June 30, 1997, the fee for these services amounted to $11,875.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $935 for the period from March 7, 1997 (commencement of operations) to June 30, 1997.

THE EMERGING MARKETS DEBT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1997
--------------------------------------------------------------------------------

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $200.

3. INVESTMENT TRANSACTIONS:

Investment transactions (excluding short-term investments) for the period from March 7, 1997 (commencement of operations) to June 30, 1997 were as follows:

                            COST OF          PROCEEDS
                           PURCHASES        FROM SALES
                         ------------      ------------
                         $151,664,662      $126,186,118